Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	$ 62,781.9	[1]	$ 62,530.2	[1]	$ 59,631.3
Fixed maturities, trading	585.0		715.3		634.0
Equity securities	46.1		43.0		53.1
Derivative assets	384.7		253.0		256.6
Separate account assets	137,061.8		131,641.7		120,279.6
Investment and universal life contracts	$ (230.0)		$ (115.5)		(46.3)
Fixed maturities valued using internal pricing models
Fixed maturities classified as Level 3 assets, percent valued using internal pricing models (as a percent)	3.00%		3.00%
Amount measured at net asset value
Assets (liabilities) measured at fair value on a recurring basis
Unfunded commitments of investments measured using NAV	$ 7.1		$ 7.1		7.8
U.S. government and agencies
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,706.9		1,504.9		1,715.9
Non-U.S. governments
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	489.7		479.9		520.4
States and political subdivisions
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,238.8		6,613.3		6,168.3
Corporate debt securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	32,294.7		33,079.5		33,184.8
Residential mortgage-backed pass-through securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	3,010.6		2,824.9		2,170.9
Commercial mortgage-backed securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,854.8		4,743.4		4,827.5
Collateralized debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	5,867.7		5,397.8		4,560.2
Other debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	8,318.7		7,886.5		6,483.3
Recurring Fair Value Measurements
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	62,781.9		62,530.2		59,631.3
Fixed maturities, trading	585.0		715.3		634.0
Equity securities	46.1		43.0		53.1
Derivative assets	384.7		253.0		256.6
Other investments	243.3		238.3		82.8
Cash equivalents	2,547.9		3,010.2		2,776.4
Market risk benefit asset	212.3		153.4		109.2
Sub-total excluding separate account assets	66,801.2		66,943.4		63,543.4
Separate account assets	137,061.8		131,641.7		120,279.6
Total assets	203,863.0		198,585.1		183,823.0
Investment and universal life contracts	(230.0)		(115.5)		(46.3)
Market risk benefit liability	(69.3)		(111.9)		(181.4)
Funds withheld payable embedded derivative	2,874.9		2,326.1		3,652.8
Derivative liabilities	(456.7)		(473.4)		(612.2)
Total liabilities	2,118.9		1,625.3		2,812.9
Net assets (liabilities)	205,981.9		200,210.4		186,635.9
Recurring Fair Value Measurements | Amount measured at net asset value
Assets (liabilities) measured at fair value on a recurring basis
Other investments	70.2		73.7		81.4
Sub-total excluding separate account assets	70.2		73.7		81.4
Separate account assets	8,251.2		8,692.0		9,120.9
Total assets	8,321.4		8,765.7		9,202.3
Net assets (liabilities)	8,321.4		8,765.7		9,202.3
Recurring Fair Value Measurements | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,447.0		1,241.7		1,380.6
Fixed maturities, trading	27.9		27.7		78.6
Equity securities	15.3		14.9		14.8
Cash equivalents	249.6		449.6		930.3
Sub-total excluding separate account assets	1,739.8		1,733.9		2,404.3
Separate account assets	108,545.5		103,598.9		91,424.2
Total assets	110,285.3		105,332.8		93,828.5
Net assets (liabilities)	110,285.3		105,332.8		93,828.5
Recurring Fair Value Measurements | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	57,565.6		57,653.4		56,085.9
Fixed maturities, trading	238.4		307.8		449.2
Equity securities	30.8		28.1		38.3
Derivative assets	380.7		246.9		256.5
Cash equivalents	2,298.3		2,560.6		1,846.1
Sub-total excluding separate account assets	60,513.8		60,796.8		58,676.0
Separate account assets	19,546.7		18,598.0		18,700.4
Total assets	80,060.5		79,394.8		77,376.4
Derivative liabilities	(454.5)		(472.6)		(608.1)
Total liabilities	(454.5)		(472.6)		(608.1)
Net assets (liabilities)	79,606.0		78,922.2		76,768.3
Recurring Fair Value Measurements | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	3,769.3		3,635.1		2,164.8
Fixed maturities, trading	318.7		379.8		106.2
Derivative assets	4.0		6.1		0.1
Other investments	173.1		164.6		1.4
Market risk benefit asset	212.3		153.4		109.2
Sub-total excluding separate account assets	4,477.4		4,339.0		2,381.7
Separate account assets	718.4		752.8		1,034.1
Total assets	5,195.8		5,091.8		3,415.8
Investment and universal life contracts	(230.0)		(115.5)		(46.3)
Market risk benefit liability	(69.3)		(111.9)		(181.4)
Funds withheld payable embedded derivative	2,874.9		2,326.1		3,652.8
Derivative liabilities	(2.2)		(0.8)		(4.1)
Total liabilities	2,573.4		2,097.9		3,421.0
Net assets (liabilities)	7,769.2		7,189.7		6,836.8
Recurring Fair Value Measurements | U.S. government and agencies
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,706.9		1,504.9		1,715.9
Recurring Fair Value Measurements | U.S. government and agencies | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,416.7		1,210.8		1,354.0
Recurring Fair Value Measurements | U.S. government and agencies | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	290.2		294.1		361.9
Recurring Fair Value Measurements | Non-U.S. governments
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	489.7		479.9		520.4
Recurring Fair Value Measurements | Non-U.S. governments | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	489.7		479.9		520.4
Recurring Fair Value Measurements | States and political subdivisions
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,238.8		6,613.3		6,168.3
Recurring Fair Value Measurements | States and political subdivisions | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,155.5		6,545.1		6,099.2
Recurring Fair Value Measurements | States and political subdivisions | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	83.3		68.2		69.1
Recurring Fair Value Measurements | Corporate debt securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	32,294.7		33,079.5		33,184.8
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	30.3		30.9		26.6
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	30,035.8		30,742.7		31,589.9
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,228.6		2,305.9		1,568.3
Recurring Fair Value Measurements | Residential mortgage-backed pass-through securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	3,010.6		2,824.9		2,170.9
Recurring Fair Value Measurements | Residential mortgage-backed pass-through securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	3,010.6		2,824.9		2,170.9
Recurring Fair Value Measurements | Commercial mortgage-backed securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,854.8		4,743.4		4,827.5
Recurring Fair Value Measurements | Commercial mortgage-backed securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,852.0		4,740.4		4,824.1
Recurring Fair Value Measurements | Commercial mortgage-backed securities | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2.8		3.0		3.4
Recurring Fair Value Measurements | Collateralized debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	5,867.7		5,397.8		4,560.2
Recurring Fair Value Measurements | Collateralized debt obligations | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	5,763.0		5,322.4		4,504.0
Recurring Fair Value Measurements | Collateralized debt obligations | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	104.7		75.4		56.2
Recurring Fair Value Measurements | Other debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	8,318.7		7,886.5		6,483.3
Recurring Fair Value Measurements | Other debt obligations | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,968.8		6,703.9		6,015.5
Recurring Fair Value Measurements | Other debt obligations | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	$ 1,349.9		$ 1,182.6		$ 467.8

[1]	See Note 3, Investments, for further details relating to the amortized cost of fixed maturities, available-for-sale.